Convertible Bonds	12 Months Ended
Dec. 31, 2024
Convertible Bonds [Abstract]
CONVERTIBLE BONDS

Note 9:- CONVERTIBLE BONDS

On June 2, 2024, the Company issued convertible bonds in the principal amount of NIS 110,000,000 (approximately $30,000). The bonds were issued pursuant to a deed of trust dated May 30, 2024, by and between the Company and Mishmeret Trust Company Ltd., as trustee (the “Trustee”) pursuant to a public bid under Israeli law on June 3, 2024, at a price of NIS 1,031 (approximately $0.28) per bond in the principal amount of NIS 1,000 (approximately $0.27) pursuant to a prospectus filed with the Israel Securities Authority and the TASE. Certain classified investors who committed to purchase bonds in advance of the public bid, received a commission in the aggregate amount of NIS 1,028,073 (approximately $278), which was recorded as a reduction of their purchase price.

The proceeds from the sale of the bonds, which were approximately NIS 112,400,000 (approximately $30,500), are held in escrow and will be released to the Company upon meeting certain conditions by March 31, 2025, or earlier if the bonds are converted at the election of the bonds’ holders.

The bonds will be released to the Company upon satisfaction of the following release conditions by March 31, 2025:

(i)	The Company wins a tender or contract to supply its products as a single supplier of chips of imaging radar (directly or through one of the international Tier 1 manufacturers) to one of ten named major automobile manufactures.

(ii)	The average closing trading price of the Company’s ordinary shares on Nasdaq is not less than $3.10 per share during 30 consecutive trading days, and the average combined trading volume on Nasdaq and TASE during such 30 trading days is at least 300,000 shares per day.

(iii)	The closing price of the Company’s ordinary shares on Nasdaq on the date the Company presents to the Trustee the documentation confirming the fulfillment of the abovementioned conditions precedent, is not less than $3.10.

As of the date hereof, the Company does not meet the release conditions If the conditions are not meet by March 31, 2025, the Company is to use the funds in escrow to prepay the bonds and the Company is obligated to pay any interest or other amounts due in excess of the amount held in escrow.

During January 2025, convertible bonds, in the principal amount of NIS 78,462,184 ($ 22.4 million) were converted and funds were released from escrow. See also Note 14b.

The above release conditions to be satisfied by March 31, 2025, were extended to December 31, 2025 following an approval by the holder of a majority of the outstanding bonds signed on March 20, 2025, See also Note 14c.